Income Taxes - Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
United States	$ 418,744	$ 162,023	$ 250,421
Foreign	153,723	131,205	51,563
Income before income taxes	$ 572,467	$ 293,228	$ 301,984